DEPOSITS AND OTHER RECEIVABLES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
DEPOSITS AND OTHER RECEIVABLES

5. DEPOSITS AND OTHER RECEIVABLES

	As of December 31,
	2023	2024
	HK$	HK$

Deposits	133,354	73,754
Other receivables	322,784	15,531
	456,138	89,285
Less: allowance for credit losses	-	(5,000)
	456,138	84,285

The movement of the allowance for credit losses for deposits and other receivables was as follows:

	As of December 31,
	2023	2024
	HK$	HK$

Beginning balance	-	-
Allowance for credit losses recognized	-	5,000
Ending balance	-	5,000

NORTH WATER INVESTMENT GROUP HOLDINGS LIMITED AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2023 and 2024

Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
DEPOSITS AND OTHER RECEIVABLES

5.	DEPOSITS AND OTHER RECEIVABLES

	As of
	December 31,	June 30,
	2024	2025
	HK$	HK$
		(Unaudited)

Deposits	73,754	37,754
Other receivables	15,531	39,845
	89,285	77,599
Less: allowance for credit losses	(5,000)	(5,000)
	84,285	72,599

The movement of the allowance for credit losses for deposits and other receivables was as follows:

	As of
	December 31,	June 30,
	2024	2025
	HK$	HK$
		(Unaudited)

Beginning balance	-	5,000
Allowance for credit losses recognized	5,000	-
Ending balance	5,000	5,000

For the six months ended June 30, 2024 and 2025, no allowance for credit losses was recognized.